Property and Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property and Equipment

NOTE 5 — PROPERTY AND EQUIPMENT

The following table provides a summary of the components of property and equipment (in thousands):

	December 31,
	2016	2015

Property and equipment, at cost:
Land and improvements	$84,474	$100,053
Building and improvements	782,892	853,853
Equipment and fixtures	592,463	616,667
Construction in progress	60,146	33,080
Total property and equipment, at cost	1,519,975	1,603,653
Less: Accumulated depreciation and amortization	(786,075)	(723,404)
Total property and equipment, net	$733,900	$880,249

Depreciation expense was $83.0 million, $90.9 million and $89.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.  See Note 6 — Goodwill and Intangible Assets for information on amortization expense recorded for property and equipment held under capital lease obligations.  The total amount of assets held under capital lease obligations, at cost, was $30.2 million and $23.4 million at December 31, 2016 and 2015, respectively, and $27.5 million and $22.4 million, net of accumulated amortization, at December 31, 2016 and 2015, respectively.

Purchases of property and equipment accrued in accounts payable were $15.7 million as of December 31, 2016.

See Note 3 — Impairment of Long-Lived Assets and Goodwill for information on impairment charges related to property and equipment recorded in the consolidated and combined statements of income for the years ended December 31, 2016, 2015 and 2014.